UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2012

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.4%
Arizona - 2.1%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	$1,000,000	$1,011,230
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,524,800
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	7,000,000	8,138,130
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,480,462
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,335,280

Total Arizona				21,489,902

Arkansas - 0.1%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	1,000,000	1,021,230	(a)

California - 10.6%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,827,600
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,666,635
California EFA Revenue:
College and University Financing Program	5.000%	2/1/14	1,595,000	1,642,292
College and University Financing Program	5.000%	2/1/15	1,670,000	1,745,785
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.250%	10/1/24	4,000,000	4,733,000
California State Prisons LA	5.250%	10/1/25	2,870,000	3,346,908
California State Prisons LA	5.000%	10/1/28	3,500,000	3,921,365
Various Capital Projects	5.125%	10/1/31	2,000,000	2,233,780
California Statewide CDA Revenue:
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	14,519,400
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,960,166
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	6,022,740
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,288,190	(b)
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/29	2,500,000	2,862,600
Multiple Capital Project II	5.000%	8/1/31	3,000,000	3,400,290
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	29,000,000	42,413,080
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,636,300
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,252,287
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,668,000

Total California				108,140,418

Colorado - 4.3%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,552,350	(b)
Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,669,426
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,071,420
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,635,600	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$18,000,000	$24,550,920
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,595,680
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,139,310	(b)

Total Colorado				43,214,706

Connecticut - 0.2%
Connecticut State Development Authority, IDR, AFCO Cargo LLC Project	8.000%	4/1/30	3,945,000	2,481,760	(a)(c)

Delaware - 4.6%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	29,000,000	31,802,270
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,011,360
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	12,000,000	13,788,720

Total Delaware				46,602,350

District of Columbia - 0.3%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,241,868
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,289,900

Total District of Columbia				3,531,768

Florida - 1.4%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	992,610
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	1,000,160	(a)
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	1,775,000	1,779,189
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,761,476
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	306,000	(c)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,533,750	(d)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,197,040	(d)

Total Florida				14,570,225

Georgia - 1.9%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,496,719
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	10,478,430
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	819,658
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,266,651

Total Georgia				19,061,458

Hawaii - 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	4,055,000	4,140,317
Craigside Retirement Residence	8.750%	11/15/29	800,000	955,504

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - continued
Hawaiian Electric Co.	6.500%	7/1/39	$8,000,000	$9,325,680

Total Hawaii				14,421,501

Illinois - 2.9%
Illinois Development Finance Authority Revenue:
Chicago Charter School Foundation Project	6.250%	12/1/32	2,000,000	2,008,700	(b)
Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,152	(a)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	5,428,400
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	12,826,300
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,076,470
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,735,525

Total Illinois				29,328,547

Indiana - 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	15,000,000	16,494,600
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,469,048

Total Indiana				17,963,648

Kentucky - 2.0%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	17,857,350
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,617,375

Total Kentucky				20,474,725

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	764,848
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	662,402
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,645,888

Total Louisiana				3,073,138

Maryland - 5.1%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,048,860
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	10,132,560
Transportation Facilities Project	5.750%	6/1/35	21,625,000	24,346,290
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,380,750
Maryland State Health & Higher EFA Revenue:
Mercy Medical Center	6.250%	7/1/31	9,000,000	10,752,300
Washington Christian Academy	5.250%	7/1/18	250,000	100,000	(c)
Washington Christian Academy	5.500%	7/1/38	1,170,000	468,000	(c)

Total Maryland				52,228,760

Massachusetts - 3.6%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,160,000	1,071,051	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	$4,000,000	$4,781,000
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,829,900
Suffolk University	5.750%	7/1/39	13,740,000	15,465,195
University of Massachusetts Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	4,118,960

Total Massachusetts				36,266,106

Michigan - 2.9%
Allen Academy, MI, COP	8.000%	6/1/33	3,500,000	3,587,395
Cesar Chavez Academy, COP	6.500%	2/1/33	1,635,000	1,692,012	(b)
Cesar Chavez Academy, COP	8.000%	2/1/33	1,600,000	1,661,328	(b)
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	5,000,000	5,328,850
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	11,598,300
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,141,080

Total Michigan				29,008,965

Minnesota - 0.2%
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	490,813
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,380,005

Total Minnesota				1,870,818

Missouri - 0.5%
Missouri State HEFA, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,255,820
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,082,170
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,669,712

Total Missouri				5,007,702

Montana - 0.3%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	2,775,000	2,775,971	(a)

Nebraska - 1.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	12,000,000	12,925,680

New Jersey - 2.3%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	413,820
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,210,800	(a)
Refunding	6.875%	1/1/37	11,000,000	11,130,240	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,571,498

Total New Jersey				23,326,358

New Mexico - 0.8%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,590,798
COP, Jail Project Revenue	6.000%	4/1/23	500,000	460,320
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,538,542
COP, Jail Project Revenue	6.000%	4/1/28	500,000	442,110

Total New Mexico				8,031,770

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 6.4%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	$31,870,000	$37,157,233
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,638,825
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	950,000	1,040,117
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	10,000,000	11,817,100
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	3,300,000	1,947,066
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,030,000	2,029,797
Special Needs Facilities Pooled Program	8.125%	7/1/19	525,000	527,105
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,221,150

Total New York				65,378,393

Ohio - 1.6%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence - GEAC, LLC	6.125%	5/1/26	500,000	502,265
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,380,000	2,383,618
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,416,300
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	2,129,540
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,400,650

Total Ohio				15,832,373

Oklahoma - 0.9%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	50,000	51,800	(a)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,142,110
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,899,220

Total Oklahoma				9,093,130

Oregon - 0.0%
Klamath Falls, OR, Inter Community Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	370,000	374,214

Pennsylvania - 5.1%
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	1,000,000	1,020,850	(b)
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	4,605,000	4,616,512
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	2,386,650
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,498,640

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Revenue Bonds, Bible Fellowship Church Home Inc.	7.750%	11/1/33	$3,500,000	$3,539,060
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities Inc.	5.000%	11/15/25	3,305,000	3,732,270
Acts Retirement-Life Communities Inc.	5.000%	11/15/26	2,875,000	3,229,258
Acts Retirement-Life Communities Inc.	5.000%	11/15/27	1,670,000	1,867,144
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,574,936
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,733,900
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,082,300	(a)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,868,000
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,936,205
Philadelphia, PA, Authority for IDR, Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	699,453
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	6.250%	7/1/23	7,000,000	7,791,350

Total Pennsylvania				51,576,528

Puerto Rico - 4.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	8,000,000	7,979,040
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	5,000,000	5,087,900
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	5,000,000	5,415,250	(e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	9,584,460
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	7,000,000	7,780,080
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	8,962,145

Total Puerto Rico				44,808,875

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	1,000,000	787,950

South Carolina - 0.2%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,208,000	(b)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,014,610

Texas - 18.2%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Bonds	6.750%	4/1/27	5,025,000	2,851,034	(c)
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,825,000	1,977,500
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,950,250
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/41	5,000,000	5,856,700
Central Texas Regional Mobility Authority Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Capital Appreciation	0.000%	1/1/36	$2,800,000	$826,420
Capital Appreciation	0.000%	1/1/38	2,000,000	526,060
Capital Appreciation	0.000%	1/1/40	2,200,000	517,638
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,268,243
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,525,320
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	1,665,000	749,950	(a)(c)
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	3,455,000	3,735,373	(a)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,021,060	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,738,106
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,645,465	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	7,306,845	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,626,850	(a)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,615,000	16,938,371
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	480,168
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,527,425
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	935,000	938,189
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,112,200
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,292,560
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,017,364
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,103,720
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,185,640
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project	5.750%	11/15/12	1,100,000	1,101,045
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	1,500,000	(c)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	8,243,040
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	34,013,560
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	29,460,000	36,417,568
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,627,120
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,197,670
Uplift Education	5.875%	12/1/36	1,000,000	1,080,990
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	3,000,000	3,066,510

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	$570,000	$556,183

Total Texas				184,522,137

U.S. Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,743,275

Virginia - 3.0%
Broad Street CDA Revenue	7.500%	6/1/33	748,000	792,842	(b)
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	6,455,520	(a)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,300,000	2,380,408	(a)
Residential Rental Mayfair Project	7.500%	10/1/39	2,305,000	2,385,583	(a)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	8,000,000	8,791,440	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	9,392,475

Total Virginia				30,198,268

West Virginia - 0.3%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	3,000,000	3,204,090

Wisconsin - 0.3%
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,017,330
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,207,420

Total Wisconsin				3,224,750

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $837,579,193)				937,784,099

SHORT-TERM INVESTMENTS - 6.4%
California - 1.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.270%	7/1/38	2,400,000	2,400,000	(f)(g)
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.180%	8/1/38	100,000	100,000	(f)(g)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.180%	6/1/37	500,000	500,000	(f)(g)
California Health Facilities Financing Authority Revenue, Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.210%	7/1/16	8,300,000	8,300,000	(f)(g)
California Statewide CDA Revenue:
Kaiser Permanente	0.190%	4/1/36	1,100,000	1,100,000	(f)(g)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.210%	12/1/37	800,000	800,000	(f)(g)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.180%	4/1/33	300,000	300,000	(f)(g)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.190%	7/1/35	800,000	800,000	(f)(g)

Total California				14,300,000

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 0.1%
Colorado State Health Facilities Authority Revenue, Craig Hospital Project, LOC-Wells Fargo Bank N.A.	0.210%	12/1/20	$615,000	$615,000	(f)(g)

Florida - 0.7%
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.210%	6/1/48	1,200,000	1,200,000	(f)(g)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.210%	8/1/34	800,000	800,000	(f)(g)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.200%	1/15/27	700,000	700,000	(f)(g)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.260%	7/1/40	3,900,000	3,900,000	(f)(g)

Total Florida				6,600,000

Georgia - 0.1%
Municipal Electric Authority of Georgia, BK Tokyo-BK Tokyo-BK Tokyo-Mitsubishi VFJ	0.190%	1/1/48	900,000	900,000	(f)(g)

Illinois - 0.1%
Illinois Finance Authority Revenue:
Provena Health, LOC-JPMorgan Chase	0.200%	8/15/44	600,000	600,000	(f)(g)
Provena Health, LOC-JPMorgan Chase	0.230%	8/15/44	700,000	700,000	(f)(g)

Total Illinois				1,300,000

Indiana - 0.3%
Indiana State Development Finance Authority, IDR, Republic Services Inc., LOC-JPMorgan Chase	0.230%	11/1/35	1,300,000	1,300,000	(f)(g)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.240%	2/1/39	1,800,000	1,800,000	(f)(g)

Total Indiana				3,100,000

Kansas - 0.2%
Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.190%	9/1/19	200,000	200,000	(f)(g)
Wichita, KS, Hospital Revenue, Hospital Facilities-Via Christi Health Inc., LOC- JPMorgan Chase	0.240%	11/15/39	1,800,000	1,800,000	(f)(g)

Total Kansas				2,000,000

New Jersey - 0.0%
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-TD Bank N.A.	0.190%	7/1/43	100,000	100,000	(f)(g)

New York - 1.7%
Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia Credit Local	0.210%	12/1/29	600,000	600,000	(f)(g)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.280%	11/1/26	1,500,000	1,500,000	(f)(g)
LIQ-Dexia Credit Local	0.300%	4/1/35	1,300,000	1,300,000	(f)(g)
LOC-Dexia Credit Local	0.260%	1/1/36	390,000	390,000	(f)(g)
SPA-Dexia Credit Local	0.280%	8/1/28	3,000,000	3,000,000	(f)(g)
New York City, NY, Health & Hospital Corp. Revenue, HHC Capital Corp., LOC-TD Bank N.A.	0.200%	2/15/31	700,000	700,000	(f)(g)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.280%	6/15/32	2,000,000	2,000,000	(f)(g)
New York City, NY, TFA, Subordinated, LIQ-Dexia Credit Local	0.250%	11/1/22	1,690,000	1,690,000	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.280%	11/1/22	$4,600,000	$4,600,000	(f)(g)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-JPMorgan Chase	0.260%	4/1/27	1,400,000	1,400,000	(f)(g)

Total New York				17,180,000

North Carolina - 1.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.260%	1/15/42	5,100,000	5,100,000	(f)(g)
AGM, SPA-Dexia Credit Local	0.260%	1/15/43	1,000,000	1,000,000	(f)(g)
AGM, SPA-Dexia Credit Local	0.260%	1/15/44	1,200,000	1,200,000	(f)(g)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.260%	2/1/28	1,300,000	1,300,000	(f)(g)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.200%	2/1/34	5,200,000	5,200,000	(f)(g)

Total North Carolina				13,800,000

Ohio - 0.0%
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities, SPA-Wells Fargo Bank N.A.	0.240%	9/1/36	300,000	300,000	(a)(f)(g)

Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.230%	1/1/28	1,000,000	1,000,000	(f)(g)

Oregon - 0.0%
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor Project, LOC-Bank of America N.A.	0.250%	8/15/37	100,000	100,000	(f)(g)

Pennsylvania - 0.2%
Delaware County Authority, PA, White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.280%	7/1/36	1,000,000	1,000,000	(f)(g)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.210%	8/15/24	1,000,000	1,000,000	(f)(g)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.290%	7/15/41	500,000	500,000	(f)(g)

Total Pennsylvania				2,500,000

Tennessee - 0.0%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.300%	11/1/35	190,000	190,000	(f)(g)

Texas - 0.0%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.260%	8/1/37	200,000	200,000	(f)(g)

Washington - 0.1%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.190%	8/15/41	510,000	510,000	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.0%
Wisconsin State HEFA Revenue, Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.250%	8/15/36	$400,000	$400,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $65,095,000)				65,095,000

TOTAL INVESTMENTS - 98.8% (Cost - $902,674,193#)				1,002,879,099
Other Assets in Excess of Liabilities - 1.2%				12,188,609

TOTAL NET ASSETS - 100.0%				$1,015,067,708

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	The coupon payment on these securities is currently in default as of October 31, 2012.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2012

Summary of Investments by Industry**
Industrial Revenue	19.5%
Health Care	18.4
Transportation	17.3
Education	11.0
Special Tax Obligation	8.1
Power	7.0
Other	3.5
Pre-Refunded/Escrowed to Maturity	2.7
Leasing	1.9
Water & Sewer	1.5
Solid Waste/Resource Recovery	1.3
Local General Obligation	0.8
Housing	0.5
Short-Term Investments	6.5

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2012 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	0.1%
AA/Aa	2.1
A	18.5
BBB/Baa	51.9
BB/Ba	4.6
B/B	4.0
D	0.1
A-1/VMIG 1	6.5
NR	12.2

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$937,784,099	—	$937,784,099
Short-term investments†	—	65,095,000	—	65,095,000

Total investments	—	$1,002,879,099	—	$1,002,879,099

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$184,878	—	—	$184,878

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$113,081,351

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized depreciation	(12,876,445)

Net unrealized appreciation	$100,204,906

At October 31, 2012 the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	136	12/12	$20,137,558	$20,306,500	$(168,942)
U.S. Treasury Ultra Long-Term Bonds	9	12/12	1,469,908	1,485,844	(15,936)

Net unrealized loss on open futures contracts					$(184,878)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at October 31, 2012.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(184,878)

During the period ended October 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$24,821,469

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 26, 2012